Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) $ in Thousands	3 Months Ended
Jun. 30, 2026 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in connection with the Merger and private placement offering, net of transaction cost	$ 4,082
Issuance of common stock in connection with the subsequent private placement offering, net of transaction cost	$ 108